PREFERRED INCOME FUND
INCORPORATED

Dear Shareholder:

     The Preferred Income Fund continued to do well in a period that was rather challenging for many investors. Through May 31, 2001, total returns on the Fund's net asset value were 6.96% for the first half of fiscal 2001 and 17.08% for the trailing twelve months. The total returns on the market price of the shares were better since the market discount from NAV narrowed.

     Remember the ancient curse that says, "You shall live in interesting times!" Well, that's the way it has been in the preferred market lately. There were good places to be and also plenty of bad ones. Furthermore, that was true for broad market sectors as well as for individual preferreds within those sectors. The Fund is always seeking to take advantage of such market inefficiencies, and it has paid off. A good deal of the Fund's success has come from simply being in the right preferreds at the right time.

     The following pie chart shows the allocation of the Fund's portfolio among major market sectors. For those who have lives away from preferreds, we should explain the distinction between hybrid and traditional preferreds. Hybrids do not offer any special tax advantages to investors. In contrast, traditional preferreds qualify for the Dividends Received Deduction (the "DRD") that makes their dividends 70% tax-free to corporate investors.

                      PORTFOLIO ALLOCATION AS OF 5/31/2001

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

ADJUSTABLE RATES                        17.2%
TRADITIONAL FIXED RATES                 40.2%
HYBRID PREFERREDS                       37.5%
CASH & OTHER                             5.1%

     Generally speaking, hybrids performed very well, while traditional DRD eligible preferreds lagged far behind. On the surface, this disparity appears to have created some very attractive values among traditional preferreds. However, the specific issues that we would most like to own are still hard to find in the market. We are constantly looking for opportunities resulting from this situation.

     The steps taken by the Federal Reserve to cut short-term interest rates helped us by reducing the cost of the Fund's leverage. The rate paid by the Fund on its outstanding shares of Money Market Cumulative Preferred(TRADE MARK) stock is adjusted to the current level of short-term rates every 49 days through an auction process. Typically, the cost to the Fund comes down as short-term rates fall. That's good for the holders of our common stock.

     In contrast, the Fed's shift toward easier money did not have much of an effect on long-term interest rates. A decline in those rates last winter was effectively reversed by a spurt in the spring. Although the ride was occasionally exciting, long-term interest rate shifts and the Fund's hedges did not play a major role in the results for the first half of fiscal 2001.

     The following Questions & Answers section covers several additional key points concerning the Fund. We urge you to read it carefully. For updated information on the Fund at any time, we also recommend visiting our web site at WWW.PREFERREDINCOME.COM.

                                                        Sincerely,

                                                        /S/ ROBERT T. FLAHERTY

                                                        Robert T. Flaherty
                                                        CHAIRMAN OF THE BOARD

June 20, 2001

                               QUESTIONS & ANSWERS

HOW WOULD MOVING MONEY FROM HYBRIDS INTO TRADITIONAL PREFERREDS AFFECT THE FUND'S INCOME?

     The impact on income of adding a reasonable amount of traditional preferreds to the Fund's portfolio could be less than you might think. Traditional preferreds typically do yield less than hybrid preferreds, although that yield sacrifice is quite small at the moment. Furthermore, there are some offsetting factors. Traditional preferreds qualify for the Dividends Received Deduction (the "DRD"), which reduces the cost of the Fund's leverage in a rather complicated way. In addition, the cost of that leverage has come down due to lower short-term interest rates. All things considered, we are presently comfortable with the Fund's existing dividend rate.

     In the long run, the best way to get more income is to have more money to invest. Our experience has shown that the best way to get more money is to buy the cheapest preferreds available. Realistically, the biggest challenge will probably be finding enough cheap traditional preferreds that fit well into the Fund's portfolio.

IS THE FUND INVOLVED IN THE CALIFORNIA UTILITY SITUATION?

     The Fund does not own any shares of the big California electric utilities that are flirting with bankruptcy. That is a good thing, too. California seems to be making the worst of a bad situation.

     We work hard on analyzing the creditworthiness of major utilities. After all, that's our job given the large concentration of utility preferreds in the Fund's portfolio. We probably won't be right every time, but we did understand the problem in California long before the market saw it coming. This brings to mind the saying often attributed to Ben Hogan. "Golf is a game of luck, and the more you practice, the luckier you get."

IS THERE ANYTHING NEW CONCERNING THE FUND'S HEDGING STRATEGIES?

     Economics have favored continuing to hedge by purchasing put options on Treasury bond futures contracts as we have in the past. As previously discussed in these reports, we believe that the purchase of options on interest rate swaps (called "swaptions") could also be a very suitable part of our hedging strategy. We have been waiting for the "right price" for swaptions, and our patience has been well rewarded so far. No hedge can be any better than the price that you pay for it.

     We have been willing to accept somewhat more exposure to the risk of rising long-term interest rates in return for reducing the potential cost of the hedge. This has seemed appropriate in view of the weakness in the economy, the demonstrated uncertainty in the common stock market, and the Federal Reserve's determined effort to lower interest rates. It is analogous to buying an insurance policy with a slightly larger deductible in order to save money on the premium. We would still expect the hedge to provide some welcome relief should long-term interest rates suddenly soar.

IS THE SHRINKING SIZE OF THE TREASURY BOND MARKET STILL A PROBLEM FOR THE FUND?

     Not at the moment! The Treasury continues to use the federal budget surplus to buy back and retire some of its outstanding bonds. Nonetheless, the market has adjusted to this situation, much as we have previously suggested in these reports. Treasury bonds have resumed their role as lead dog, pointing the way for other fixed income securities. This has made hedging the Fund's portfolio much less difficult.

     The battles in Washington over the recently enacted tax cuts and the competing proposals for spending the rest of the expected federal budget surpluses have only reinforced our view of Treasury bonds. "The idea that the folks in Washington can keep their fingers out of this fiscal cookie jar strains credibility. Furthermore, the projections assume away the possibility of recessions that could sharply reduce the expected surpluses. Before Treasury bonds dry up and blow away, new forces could easily come into play." The previous quotation is from our semi-annual report last year. The more things change, the more they stay the same!

WHERE DO THINGS STAND NOW ON THE PROPOSED CHANGES IN MOODY'S RATING SYSTEM AND ITS EFFECT ON THE FUND?

     As mentioned in the Fund's November 30, 2000 annual report, Moody's Investors Service intends to restructure the scale on which it rates preferred stocks in order to make those ratings more consistent with its ratings on bonds. In response, we have obtained the necessary approval from Moody's of some changes in the Fund's corporate articles governing its outstanding shares of Money Market Cumulative

Preferred(TRADE MARK) stock ("MMP"). We currently expect that these changes, which will become effective when Moody's actually changes its rating scale, will help us avoid the unintended, but potentially substantial, negative effects of Moody's restructuring on the Fund's MMP. We are now awaiting the publication of Moody's rating changes, which could happen fairly soon.

HOW IS THE MARKET PRICE OF THE FUND'S SHARES TRACKING THEIR NET ASSET VALUE?

     The following graph tells the story. Clearly, the premiums and discounts bounce around from week to week, reflecting changes in both the market price and the NAV. The best source of up-to-date data is our web site at www.preferredincome.com.

                             PREFERRED INCOME FUND
                    PREMIUM/DISCOUNT OF MARKET PRICE TO NAV

                               [GRAPHIC OMITTED]
          EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Date                      Premium/Discount
12/28/1990
1/4/1991
1/11/1991
1/18/1991
1/25/1991
2/1/1991
2/8/91                        0.0842
2/15/91                       0.0438
2/22/91                       0.0395
3/1/91                        0.0424
3/8/91                        0.0183
3/15/91                       0.0151
3/22/91                       0.0201
3/29/91                       0.023
4/5/91                        0.0149
4/12/91                       0.0196
4/19/91                       0.0314
4/26/91                       0.0268
5/3/91                        0.023
5/10/91                       0.0199
5/17/91                       0.0146
5/24/91                       0.0219
5/31/91                       0.051
6/7/91                        0.0423
6/14/91                       0.0417
6/21/91                       0.0536
6/28/91                       0.0659
7/5/91                        0.0726
7/12/91                       0.0659
7/19/91                       0.0643
7/26/91                       0.0549
8/2/91                        0.0678
8/9/91                        0.054
8/16/91                       0.0449
8/23/91                       0.0648
8/30/91                       0.0314
9/6/91                        0.057
9/13/91                       0.0883
9/20/91                       0.0651
9/27/91                       0.0682
10/4/91                       0.0764
10/11/91                      0.0745
10/18/91                      0.0719
10/25/91                      0.0662
11/1/91                       0.0693
11/8/91                       0.0827
11/15/91                      0.0801
11/22/91                      0.065
11/29/91                      0.0807
12/6/91                       0.0716
12/13/91                      0.0791
12/20/91                      0.0839
12/27/91                      0.1136
1/3/92                        0.1091
1/10/92                       0.1116
1/17/92                       0.0978
1/24/92                       0.0912
1/31/92                       0.0417
2/7/92                        0.0478
2/14/92                       0.0613
2/21/92                       0.0417
2/28/92                       0.0381
3/6/92                        0.0339
3/13/92                       0.0447
3/20/92                       0.0387
3/27/92                       0.0327
4/3/92                        0.0357
4/10/92                       0.0452
4/17/92                       0.0464
4/24/92                       0.0423
5/1/92                        0.0523
5/8/92                        0.0382
5/15/92                       0.0347
5/22/92                       0.0083
5/29/92                       0.0039
6/5/92                        0.0302
6/12/92                       0.0239
6/19/92                       0.0227
6/26/92                       0.0491
7/3/92                        0.0491
7/10/92                       0.0593
7/17/92                       0.057
7/24/92                       0.0712
7/31/92                       0.058
8/7/92                        0.0601
8/14/92                       0.0389
8/21/92                       0.0306
8/28/92                       0.025
9/4/92                        0.0228
9/11/92                       0.0356
9/18/92                       0.0489
9/25/92                       0.0339
10/2/92                       0.065
10/9/92                       0.0417
10/16/92                      0.0417
10/23/92                      0.0378
10/30/92                      0.0707
11/6/92                       0.0378
11/13/92                      0.059
11/20/92                      0.0349
11/27/92                      0.0506
12/4/92                       0.068
12/11/92                      0.0601
12/18/92                      0.0582
12/25/92                      0.0618
1/1/93                        0.0739
1/8/93                        0.0987
1/15/93                       0.1145
1/22/93                       0.1021
1/29/93                       0.076
2/5/93                        0.053
2/12/93                       0.0452
2/19/93                       0.0434
2/26/93                       0.0628
3/5/93                        0.0909
3/12/93                       0.0538
3/19/93                       0.0248
3/26/93                       0.0638
4/2/93                        0.0806
4/9/93                        0.0764
4/16/93                       0.0671
4/23/93                       0.0764
4/30/93                       0.0677
5/7/93                        0.0918
5/14/93                       0.0779
5/21/93                       0.07
5/28/93                       0.074
6/4/93                        0.0497
6/11/93                       0.0388
6/18/93                       0.056
6/25/93                       0.0703
7/2/93                        0.0451
7/9/93                        0.0541
7/16/93                       0.049
7/23/93                       0.0576
7/30/93                       0.0598
8/6/93                        0.079
8/13/93                       0.0484
8/20/93                       0.0377
8/27/93                       0.0434
9/3/93                        0.045
9/10/93                       0.0361
9/17/93                       0.0467
9/24/93                       0.0321
10/1/93                       0.0293
10/8/93                       0.011
10/15/93                      0.0173
10/22/93                      0.0048
10/29/93                     -0.0075
11/5/93                       0.0095
11/12/93                      0.0019
11/19/93                     -0.0316
11/26/93                      0.003
12/3/93                      -0.0175
12/10/93                     -0.0103
12/17/93                      0.0323
12/24/93                     -0.0051
12/31/93                     -0.0287
1/7/94                        0.0093
1/14/94                       0.0149
1/21/94                      -0.0126
1/28/94                      -0.0316
2/4/94                       -0.0196
2/11/94                      -0.0224
2/18/94                      -0.0741
2/25/94                      -0.0539
3/4/94                       -0.0092
3/11/94                      -0.027
3/18/94                      -0.0379
3/25/94                      -0.0505
4/1/94                       -0.0466
4/8/94                       -0.0713
4/15/94                      -0.0596
4/22/94                      -0.0598
4/29/94                      -0.0863
5/6/94                       -0.0581
5/13/94                      -0.0635
5/20/94                      -0.0409
5/27/94                      -0.0397
6/3/94                       -0.0289
6/10/94                       0.0146
6/17/94                      -0.0037
6/24/94                       0.0175
7/1/94                        0.0006
7/8/94                        0.0299
7/15/94                       0.0188
7/22/94                      -0.0084
7/29/94                      -0.0082
8/5/94                       -0.0161
8/12/94                      -0.0215
8/19/94                      -0.0263
8/26/94                      -0.0439
9/2/94                       -0.0379
9/9/94                       -0.0232
9/16/94                      -0.0293
9/23/94                      -0.0273
9/30/94                      -0.0565
10/7/94                      -0.1141
10/14/94                     -0.1089
10/21/94                     -0.1416
10/28/94                     -0.0732
11/4/94                      -0.0783
11/11/94                     -0.0912
11/18/94                     -0.0951
11/25/94                     -0.0788
12/2/94                      -0.0593
12/9/94                      -0.0508
12/16/94                     -0.0554
12/23/94                     -0.0822
12/30/94                     -0.0836
1/6/95                       -0.0201
1/13/95                      -0.0134
1/20/95                      -0.0525
1/27/95                      -0.0697
2/3/95                        0.0061
2/10/95                      -0.0289
2/17/95                      -0.0419
2/24/95                      -0.0004
3/3/95                        0.0035
3/10/95                      -0.0445
3/17/95                      -0.0666
3/24/95                      -0.0568
3/31/95                      -0.029
4/7/95                       -0.0256
4/14/95                      -0.0217
4/21/95                      -0.0439
4/28/95                      -0.0271
5/5/95                       -0.0398
5/12/95                      -0.0178
5/19/95                      -0.041
5/26/95                      -0.087
6/2/95                       -0.0259
6/9/95                       -0.0608
6/16/95                      -0.0759
6/23/95                      -0.0884
6/30/95                      -0.0753
7/7/95                       -0.0844
7/14/95                      -0.0995
7/21/95                      -0.0976
7/28/95                      -0.0917
8/4/95                       -0.0888
8/11/95                      -0.0935
8/18/95                      -0.0942
8/25/95                      -0.0832
9/1/95                       -0.0698
9/8/95                       -0.0816
9/15/95                      -0.0968
9/22/95                      -0.0978
9/29/95                      -0.0816
10/6/95                      -0.0974
10/13/95                     -0.1094
10/20/95                     -0.1048
10/27/95                     -0.121
11/3/95                      -0.1151
11/10/95                     -0.1146
11/17/95                     -0.1117
11/24/95                     -0.1043
12/1/95                      -0.1071
12/8/95                      -0.1192
12/15/95                     -0.1244
12/22/95                     -0.1337
12/29/95                     -0.1313
1/5/96                       -0.1365
1/12/96                      -0.1354
1/19/96                      -0.1379
1/26/96                      -0.1251
2/2/96                       -0.1244
2/9/96                       -0.1238
2/16/96                      -0.136
2/23/96                      -0.1281
3/1/96                       -0.1118
3/8/96                       -0.1332
3/15/96                      -0.1521
3/22/96                      -0.1564
3/29/96                      -0.1464
4/5/96                       -0.1343
4/12/96                      -0.1477
4/19/96                      -0.1402
4/26/96                      -0.1488
5/3/96                       -0.1477
5/10/96                      -0.1452
5/17/96                      -0.1363
5/24/96                      -0.1432
5/31/96                      -0.1111
6/7/96                       -0.118
6/14/96                      -0.1003
6/21/96                      -0.1129
6/28/96                      -0.1049
7/5/96                       -0.095
7/12/96                      -0.098
7/19/96                      -0.1071
7/26/96                      -0.1077
8/2/96                       -0.1105
8/9/96                       -0.0574
8/16/96                      -0.0714
8/23/96                      -0.0705
8/30/96                      -0.0669
9/6/96                       -0.0824
9/13/96                      -0.0756
9/20/96                      -0.1186
9/27/96                      -0.1106
10/4/96                      -0.0861
10/11/96                     -0.0941
10/18/96                     -0.1077
10/25/96                     -0.0858
11/1/96                      -0.0778
11/8/96                      -0.0831
11/15/96                     -0.0833
11/22/96                     -0.0653
11/29/96                     -0.0606
12/6/96                      -0.0667
12/13/96                     -0.0831
12/20/96                     -0.0749
12/27/96                     -0.075
1/3/97                       -0.0242
1/10/97                      -0.0291
1/17/97                      -0.0465
1/24/97                      -0.041
1/31/97                      -0.0459
2/7/97                       -0.0675
2/14/97                      -0.0544
2/21/97                      -0.0539
2/28/97                      -0.055
3/7/97                       -0.0584
3/14/97                      -0.0637
3/21/97                      -0.0752
3/28/97                      -0.0584
4/4/97                       -0.0627
4/11/97                      -0.0881
4/18/97                      -0.0976
4/25/97                      -0.0852
5/2/97                       -0.0451
5/9/97                       -0.0578
5/16/97                      -0.0529
5/23/97                      -0.0554
5/30/97                      -0.0541
6/6/97                       -0.051
6/13/97                      -0.0486
6/20/97                      -0.0486
6/27/97                      -0.0429
7/4/97                       -0.0308
7/11/97                      -0.0537
7/18/97                      -0.0583
7/25/97                      -0.0519
8/1/97                       -0.0498
8/8/97                       -0.0583
8/15/97                      -0.0708
8/22/97                      -0.0739
8/29/97                      -0.0469
9/5/97                       -0.0595
9/12/97                      -0.0623
9/19/97                      -0.0651
9/26/97                      -0.0604
10/3/97                      -0.0299
10/10/97                     -0.0385
10/17/97                     -0.0477
10/24/97                     -0.0558
10/31/97                     -0.0517
11/7/97                      -0.0425
11/14/97                     -0.0554
11/21/97                     -0.067
11/28/97                     -0.0313
12/5/97                      -0.0431
12/12/97                     -0.0519
12/19/97                     -0.0632
12/26/97                     -0.0621
1/2/98                       -0.009
1/9/98                       -0.0211
1/16/98                      -0.0012
1/23/98                      -0.0431
1/30/98                      -0.0358
2/6/98                       -0.0364
2/13/98                      -0.0474
2/20/98                      -0.0466
2/27/98                      -0.0446
3/6/98                       -0.048
3/13/98                      -0.0595
3/20/98                      -0.0437
3/27/98                      -0.0518
4/3/98                       -0.0645
4/10/98                      -0.0509
4/17/98                      -0.058
4/24/98                      -0.0663
5/1/98                       -0.0422
5/8/98                       -0.0589
5/15/98                      -0.0681
5/22/98                      -0.0702
5/29/98                      -0.0496
6/5/98                       -0.0556
6/12/98                      -0.0586
6/19/98                      -0.0599
6/26/98                      -0.0479
7/3/98                       -0.0496
7/10/98                      -0.0558
7/17/98                      -0.0565
7/24/98                      -0.0645
7/31/98                      -0.0503
8/7/98                       -0.0614
8/14/98                      -0.0779
8/21/98                      -0.075
8/28/98                      -0.0448
9/4/98                       -0.0448
9/11/98                      -0.0379
9/18/98                      -0.0326
9/25/98                      -0.0367
10/2/98                      -0.0379
10/9/98                      -0.0249
10/16/98                     -0.0228
10/23/98                     -0.0117
10/30/98                     -0.0091
11/6/98                      -0.014
11/13/98                     -0.0423
11/20/98                     -0.0394
11/27/98                     -0.0267
12/4/98                      -0.0373
12/11/98                     -0.0212
12/18/98                     -0.0355
12/25/98                     -0.0127
1/1/99                       -0.0106
1/8/99                       -0.0182
1/15/99                      -0.0372
1/22/99                      -0.0557
1/29/99                      -0.0557
2/5/99                       -0.0536
2/12/99                      -0.0687
2/19/99                      -0.0647
2/26/99                      -0.1014
3/5/99                       -0.0826
3/12/99                      -0.0747
3/19/99                      -0.0935
3/26/99                      -0.106
4/2/99                       -0.0802
4/9/99                       -0.0969
4/16/99                      -0.1003
4/23/99                      -0.0957
4/30/99                      -0.0946
5/7/99                       -0.0962
5/14/99                      -0.0928
5/21/99                      -0.1146
5/28/99                      -0.1048
6/4/99                       -0.1014
6/11/99                      -0.0991
6/18/99                      -0.0927
6/25/99                      -0.1031
7/2/99                       -0.0979
7/9/99                       -0.0938
7/16/99                      -0.1037
7/23/99                      -0.0747
7/30/99                      -0.0751
8/6/99                       -0.0792
8/13/99                      -0.0963
8/20/99                      -0.0946
8/27/99                      -0.0911
9/3/99                       -0.1071
9/10/99                      -0.0892
9/17/99                      -0.1065
9/24/99                      -0.0788
10/1/99                      -0.0703
10/8/99                      -0.0727
10/15/99                     -0.1442
10/22/99                     -0.1279
10/29/99                     -0.1431
11/5/99                      -0.1368
11/12/99                     -0.1373
11/19/99                     -0.1078
11/26/99                     -0.1207
12/3/99                      -0.1115
12/10/99                     -0.1164
12/17/99                     -0.1277
12/24/99                     -0.1624
12/31/99                     -0.1084
1/7/00                       -0.0771
1/14/00                      -0.0451
1/21/00                      -0.1203
1/28/00                      -0.1392
2/4/00                       -0.0511
2/11/00                      -0.0641
2/18/00                      -0.0872
2/25/00                      -0.0812
3/3/00                       -0.0585
3/10/00                      -0.0526
3/17/00                      -0.0706
3/24/00                      -0.1058
3/31/00                      -0.1052
4/7/00                       -0.0782
4/14/00                      -0.0904
4/21/00                      -0.0868
4/28/00                      -0.0757
5/5/00                       -0.0591
5/12/00                      -0.0608
5/19/00                      -0.0438
5/26/00                      -0.0407
6/2/00                       -0.0482
6/9/00                       -0.0639
6/16/00                      -0.067
6/23/00                      -0.0678
6/30/00                      -0.08
7/7/00                       -0.0807
7/14/00                      -0.0755
7/21/00                      -0.0842
7/28/00                      -0.0816
8/4/00                       -0.0851
8/11/00                      -0.0865
8/18/00                      -0.0672
8/25/00                      -0.0851
9/1/00                       -0.0681
9/8/00                       -0.0794
9/15/00                      -0.0858
9/22/00                      -0.0905
9/29/00                      -0.1071
10/6/00                      -0.0866
10/13/00                     -0.0872
10/20/00                     -0.0845
10/27/00                     -0.0695
11/3/00                      -0.0571
11/10/00                     -0.0734
11/17/00                     -0.0991
11/24/00                     -0.1379
12/1/00                      -0.0864
12/8/00                      -0.0877
12/15/00                     -0.1171
12/22/00                     -0.0939
12/29/00                     -0.0965
1/5/01                       -0.0328
1/12/01                       0.0028
1/19/01                      -0.0285
1/26/01                      -0.036
2/2/01                       -0.0414
2/9/01                       -0.029
2/16/01                      -0.0314
2/23/01                      -0.0321
3/2/01                        0.0007
3/9/01                       -0.0517
3/16/01                      -0.0586
3/23/01                      -0.0288
3/30/01                      -0.0203
4/6/01                       -0.0094
4/13/01                       0.0117
4/20/01                      -0.0229
4/27/01                      -0.0088
5/4/01                        0.0072
5/11/01                      -0.0146
5/18/01                       0.0029
5/25/01                      -0.016
6/1/01                        0.018

IS A SPECIAL YEAR-END DISTRIBUTION BY THE FUND LIKELY THIS YEAR?

     We doubt it. Significant year-end special distributions typically come from net capital gains realized by the Fund. The Fund has a capital loss carryforward from last year, which is likely to offset for tax purposes any gains that might be realized in the current fiscal year. We know that this isn't as much fun as getting a big year-end check, but it may also keep our shareholders from paying taxes unnecessarily.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                                  FINANCIAL DATA
                                           PER SHARE OF COMMON STOCK (UNAUDITED)
                                           -------------------------------------

                                                                      DIVIDEND
                               DIVIDENDS  NET ASSET        NYSE     REINVESTMENT
                                 PAID       VALUE    CLOSING PRICE   PRICE (1)
                               ---------  ---------  -------------  ------------
December 31, 1999 .........     $0.5600    $13.74       $12.2500       $12.64
January 31, 2000 ..........      0.0820     13.65        12.0000        12.62
February 29, 2000 .........      0.0820     13.45        12.5000        12.49
March 31, 2000 ............      0.0820     13.62        12.1875        12.28
April 30, 2000 ............      0.0820     13.05        12.0625        12.08
May 31, 2000 ..............      0.0820     12.75        12.0625        12.22
June 30, 2000 .............      0.0820     13.18        12.1250        12.24
July 31, 2000 .............      0.0820     13.28        12.3125        12.29
August 31, 2000 ...........      0.0820     13.50        12.3750        12.47
September 30, 2000 ........      0.0820     13.51        12.0625        12.23
October 31, 2000 ..........      0.0820     13.27        12.3750        12.38
November 30, 2000 .........      0.0820     13.41        12.1250        12.12

December 31, 2000 .........      0.0820     13.42        12.1250        12.77
January 31, 2001 ..........      0.0820     13.68        13.0000        13.29
February 28, 2001 .........      0.0820     13.87        13.5000        13.66
March 31, 2001 ............      0.0820     13.78        13.5000        13.57
April 30, 2001 ............      0.0820     13.69        13.6500        13.69
May 31, 2001 ..............      0.0820     13.83        13.8800        13.83

--------------------------------------------------------------------------------
(1) Whenever the net asset value per share of the Fund's common stock is less than or equal to the market price per share on the payment date, new shares issued will be valued at the higher of net asset value or 95% of the then current market price. Otherwise, the reinvestment shares of common stock will be purchased in the open market.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS
MAY 31, 2001 (UNAUDITED)
----------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES -- 94.9%
  ADJUSTABLE RATE PREFERRED STOCKS -- 17.2%
          BANKING -- 12.2%
             Bank One Corporation:
   107,775     Series B, Adj. Rate Pfd. .....  $  9,645,862*
     4,900     Series C, Adj. Rate Pfd. .....       472,850*
             Citigroup Inc.:
    45,000     Series Q, Adj. Rate Pfd. .....       959,062*
   102,850     Series R, Adj. Rate Pfd. .....     2,191,991*
             J.P. Morgan Chase & Co.:
    20,050     Series A, Adj. Rate Pfd. .....     1,553,875*
    26,000     Series L, Adj. Rate Pfd. .....     2,216,500*
    30,000     Series N, Adj. Rate Pfd. .....       652,500*
   134,850   Wells Fargo & Company, Series B,
               Adj. Rate Pfd. ...............     5,933,400*
                                               ------------
             TOTAL BANKING ADJUSTABLE RATE
              PREFERRED STOCKS ..............    23,626,040
                                               ------------
          UTILITIES-- 5.0%
    37,000   Delmarva Power & Light,
               Adj. Rate Pfd. ...............     3,302,250*
             Niagara Mohawk Power Corporation:
   154,879     Series A, Adj. Rate Pfd. .....     3,600,937*
    29,674     Series B, Adj. Rate Pfd. .....       734,431*
    88,745     Series C, Adj. Rate Pfd. .....     2,196,439*
                                               ------------
             TOTAL UTILITIES ADJUSTABLE RATE
              PREFERRED STOCKS ..............     9,834,057
                                               ------------
             TOTAL ADJUSTABLE RATE
              PREFERRED STOCKS ..............    33,460,097
                                               ------------
  FIXED RATE PREFERRED STOCKS AND SECURITIES -- 77.7%
          BANKING -- 21.2%
       200   ABN AMRO North America.,
               6.59% Pfd., Series 144A ......       191,921*
             BancWest Corporation:
$6,500,000     First Hawaiian Capital I,
               8.343% 7/1/27
               Capital Security, Series B ...     6,391,060
             Citigroup Inc.:
   132,377     5.864% Pfd., Series M ........     5,698,168*
    21,850     6.231% Pfd., Series H ........       995,158*

                                                    VALUE
 SHARES/$ PAR                                     (NOTE 1)
 ------------                                     --------

             First Union Corporation:
$1,500,000     First Union Capital II,
               7.95% 11/15/29
               Capital Security .............  $  1,512,967
$1,750,000     First Union Institutional
               Capital II,
               7.85% 1/1/27 Capital Security      1,702,391
$2,500,000     First Union Institutional
               Capital I,
               8.04% 12/1/26 Capital Security     2,483,137
     2,800   Firstar Realty LLC,
               8.875% Pfd. REIT, 144A*** ....     2,947,238
             GreenPoint Financial Corporation:
$2,725,000     GreenPoint Capital Trust I,
               9.10% 6/1/27 Capital Security      2,545,818
             HSBC USA, Inc.:
    60,600     $2.8575 Pfd. .................     2,763,360*
$2,635,000     Republic New York Capital II,
               7.53% 12/4/26 STOPS ..........     2,514,093
    62,189   J.P. Morgan Chase
               & Co. Pfd.10.84% .............     1,593,282*
             Keycorp:
$1,870,000     Keycorp Institutional Capital B,
               8.25% 12/15/26
               Capital Security .............     1,889,317
$1,000,000     Keycorp Institutional
               Capital II,
               6.875% 3/17/29 Capital Security    879,840
             Bank of America Corporation:
$3,160,000     NB Capital Trust IV 8.25%,
               4/15/27 Capital Security .....     3,209,533
             Fleet Boston
               Financial Corporation:
$1,000,000     Summit Capital Trust I,
               8.40% 3/15/27 Capital Security,
               Series B .....................     1,037,280
$2,750,000   Washington Mutual, Inc.,
               8.375% 6/1/27 Capital Security     2,770,982
                                               ------------
             TOTAL BANKING FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    41,125,545
                                               ------------
          FINANCIAL SERVICES-- 15.0%
             Bear Stearns Companies, Inc.:
   218,840     5.49% Pfd., Series G .........     8,446,130*
    11,790     5.72% Pfd., Series F .........       474,017*
     7,733     6.15% Pfd., Series E .........       334,298*
$3,972,000   Countrywide Credit Capital I,
               8.00% 12/15/26 Capital Security    3,845,134

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2001 (UNAUDITED)
                                            ------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
          FINANCIAL SERVICES (CONTINUED)
     2,500   Heller Financial, Inc.,
               6.95% Pfd., Series D .........    $  239,600*
             Household International, Inc.:
    10,000     $4.30 Pfd. ...................       596,600*
     2,405     5.00% Pfd. ...................        81,542*
             Lehman Brothers Holdings, Inc.:
    50,650     5.67%, Series D ..............     2,058,416*
   121,050     5.94% Pfd., Series C .........     5,117,994*
   165,055   USA Education, Inc.,
               6.97% Pfd., Series A .........     8,000,216*
                                               ------------
             TOTAL FINANCIAL SERVICES FIXED
              RATE PREFERRED STOCKS
              AND SECURITIES ................    29,193,947
                                               ------------
          INSURANCE -- 10.3%
             Allstate Corporation:
$1,900,000   Allstate Financing II,
             7.83% 12/1/45 Capital Security       1,816,048
             AON Corporation:
$3,120,000     AON Capital Trust A,
               8.205% 1/1/27 Capital Security     3,055,182
             Conseco, Inc.:
    14,850     Conseco Financing Trust I,
               9.16% TOPrS ..................       327,368
    75,000     Conseco Financing Trust VI,
               9.00% TOPrS ..................     1,612,875
    29,350     Conseco Financing Trust V,
               8.70% TOPrS ..................       630,438
        21   Prudential Human Resources
               Management Company, Inc.,
               6.30% Private Placement, Sinking
               Fund Pfd., Series A ..........     2,044,689*
             SAFECO Corporation:
$2,480,000     SAFECO Capital Trust I,
               8.072% 7/15/37 Capital Security    2,108,397
             The St. Paul Companies, Inc.:
 $4,700,000    MMI Capital Trust I, 7.625%
               12/15/27 Capital Security,
               Series B .....................     4,444,343

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             UnumProvident Corporation:
$4,000,000     Provident Financing Trust I,
               7.405% 3/15/38
               Capital Security .............  $  3,390,780
             Zurich Financial Services AG:
       500     Zurich Registered Caps II,
               6.58% ........................       510,847*
                                               ------------
             TOTAL INSURANCE FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    19,940,967
                                               ------------
          OIL AND GAS-- 3.6%
     3,700   Anadarko Petroleum Corporation,
               5.46% Pfd. ...................       312,668*
    41,300   Apache Corporation,
               5.68% Pfd., Series B .........     3,586,079*
             Coastal Corporation,:
    42,800     Coastal Finance I,
               8.375% TOPrS .................     1,092,256
     1,860   EOG Resources, Inc.,
               7.195% Pfd., Series B ........     1,929,145*
                                               ------------
             TOTAL OIL AND GAS FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................     6,920,148
                                               ------------
          MISCELLANEOUS INDUSTRIES -- 2.0%
         5   BHP Operations,
               6.76% Pfd. 144A*** ...........       512,145*
     7,500   E.I. Du Pont de Nemours and Company,
               $4.50 Pfd., Series B .........       528,225*
    57,600   Farmland Industries, Inc.,
               8.00% Pfd. 144A*** ...........     1,276,128*
     6,000   Ocean Spray Cranberries,
               6.25% Pfd. 144A*** ...........       486,270*
     9,520   Viad Corporation,
               $4.75 Sinking Fund Pfd. ......       522,981*
             Worldcom Inc.:
    22,500     Corts Worldcom,
               7.60% Pfd. CorTS .............       547,425
                                               ------------
             TOTAL MISCELLANEOUS INDUSTRIES
              FIXED RATE PREFERRED STOCKS
              AND SECURITIES ................     3,873,174
                                               ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2001 (UNAUDITED)
------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
          UTILITIES-- 25.6%
    97,500   Alabama Power Company,
               5.20% Pfd. ...................  $  1,925,137*
    76,450   Appalachian Power Company,
               8.00% QUIDS, Series B ........     1,910,103
     6,250   Avista Corporation,
               $6.95 Pfd., Series K .........       572,406*
    15,000   Baltimore Gas & Electric Company,
               6.99% Pfd., Series 1995 ......     1,548,600*
    10,000   Boston Edison Company,
               4.78% Pfd. ...................       704,850*
             Central Hudson Gas &
               Electric Corporation:
     5,000     4.35% Pfd., Series D, Pvt. ...       324,800*
       750     4.96% Pfd., Series E, Pvt. ...        54,758*
    12,450   Columbus Southern Power Company,
               7.92%, Jr. Sub. Debt., Series B      309,258
             Connecticut Light
               and Power Company:
       885     $2.06 Pfd. ...................        24,740*
     5,073     $3.24 Pfd. ...................       221,462*
     2,000     4.50% Pfd. ...................        61,070*
     9,300     5.28% Pfd. ...................       335,172*
     6,870   Dayton Power and Light Company,
               3.90% Pfd., Series C .........       398,254*
             Duke Energy Corporation:
     5,550     4.50% Pfd., Series C .........       376,956*
     6,412     7.85% Pfd., Series S .........       675,761*
             Entergy Arkansas, Inc.:
     2,800     7.32% Pfd. ...................       260,554*
    11,350     7.40% Pfd. ...................     1,067,695*
     1,147     7.88% Pfd. ...................       119,879*
     4,440   Entergy Gulf States Inc.,
               7.56% Pfd. ...................       400,199*
             Entergy Louisiana, Inc.:
       260     7.84% Pfd. ...................        26,072*
   106,138     8.00% Pfd., Series 92 ........     2,600,912*
     8,500   Entergy Mississippi, Inc.,
               7.44% Pfd. ...................       819,103*
     5,350   Florida Power & Light Company,
               4.35% Pfd., Series E, Pvt. ...       336,087*

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

     5,000   Green Mountain Power,
               7.32% Pfd.,  Series 1 ........    $  393,225*
             Hawaiian Electric Company, Inc.:
    20,000     HECO Capital Trust I,
               8.05% QUIPS ..................       497,800
             Illinois Power Company:
     4,530     4.08% Pfd., Series A .........       128,856*
     8,960     4.42% Pfd., Series D .........       276,058*
    29,370     4.70% Pfd., Series E .........       962,308*
       785     7.75% Pfd. ...................        39,450*
    10,000   Indiana Michigan Power Company,
               8.00% Pfd., Series A TOPrS ...       251,850
    12,000   Indianapolis Power
               & Light Company,
               5.65% Pfd. ...................       955,860*
     6,429   Jersey Central Power
               & Light Company,
               7.52% Sinking Fund Pfd.,
               Series K .....................       665,659*
     1,810   Kansas City Power & Light Company,
               4.50% Pfd. ...................       113,605*
     8,500   Monongahela Power Company,
               $7.73 Pfd., Series L .........       891,310*
    11,000   Montana Power Co.,
               $6.875 Pfd. ..................     1,084,270*
     3,500   Northern Indiana Public
               Service Company,
               7.44% Pfd. ...................       358,033*
     6,170   Ohio Edison Company,
               4.44% Pfd. ...................       368,164*
             Ohio Power Company:
    36,200     7.375% Sr. Notes .............       888,348
    15,500     7.92% QUIDS, Series B ........       386,958
    33,600     8.16% Pfd., Series A .........       847,728
             PacifiCorp:
       260     $4.56 Pfd. ...................        17,317*
     6,158     $4.72 Pfd. ...................       424,563*
       900   Pacificorp Capital 8.25% Quips .        22,055
             PECO Energy Company:
     5,000     $4.40 Pfd., Series C .........       317,225*
 $1,050,000    Capital Trust III,
               $7.38 4/6/28 Capital Security,
               Series D .....................       911,274
     7,500     $7.48 Pfd. ...................       770,775*
     5,000   PPL Electric
               Utilities Corporation,
               6.75% Pfd. ...................       473,225*

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                            PORTFOLIO OF INVESTMENTS (CONTINUED)
                                                        MAY 31, 2001 (UNAUDITED)
                                            ------------------------------------

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

PREFERRED STOCKS AND SECURITIES (CONTINUED)
  FIXED RATE PREFERRED STOCKS AND SECURITIES (CONTINUED)
          UTILITIES (CONTINUED)
     9,410   PSI Energy, Inc.,
               4.32% Pfd. ...................    $  149,995*
    10,000   Public Service Company
               of New Mexico,
               4.58% Private Pfd. ...........       614,400*
             Public Service Enterprise Group Inc.:
    26,000     Enterprise Capital Trust I,
               7.44% TOPrS, Series A ........       611,260
             Puget Sound Energy, Inc.:
    82,200     7.45% Pfd., Series II ........     2,080,482*
    10,190     7.75% Sinking Fund Pfd. ......     1,057,111*
             Reliant Energy, Inc.:
    45,000     HL&P Capital Trust I,
               8.125% QUIPS .................     1,127,700
$3,500,000     Houston Light & Power,
               Capital Trust II,
               8.257%, 2/1/37 Capital Security,
               Series B .....................     3,310,335
    57,750     REI Trust I,
               7.20% TOPrS, Series C ........     1,348,751
     4,984   Rochester Gas &
               Electric Corporation,
               4.10% Pfd., Series H .........       291,664*
             Sierra Pacific Resources:
    30,000     Sierra Pacific Power,
               7.80% Pfd., Series 1 .........       736,650*
    30,000     NVP Capital III,
               7.75% TIPS ...................       652,200
    27,860     NVP Capital I,
               8.20% QUIPS, Series A ........       633,954
             South Carolina Electric &
               Gas Company:
    26,311     5.125% Purchase Fund Pfd. ....     1,037,706*
     6,703     6.00% Purchase Fund Pfd. .....       307,198*

                                                   VALUE
SHARES/$ PAR                                     (NOTE 1)
------------                                     --------

             Southern Union Company:
    64,700     Southern Union Financing I,
               9.48% TOPrS ..................  $  1,652,438
     7,050   TransCanada PipeLines Ltd.,
               8.25% ........................       179,775
        10   TXU Corporation,
               7.24% Pfd., Series B .........     1,046,136*
             Union Electric Power Company:
     3,500     $7.64 Pfd. ...................       369,058*
$3,800,000     7.69% 12/15/36 Capital Security,
               Series A .....................     3,514,791
             XCEL Energy, Inc.:
    14,200     $4.10 Pfd., Series C .........       866,058*
    38,000     PSCO Capital Trust I,
               7.60% TOPrS ..................       939,170
                                               ------------
             TOTAL UTILITIES FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................    49,646,576
                                               ------------
             TOTAL FIXED RATE
              PREFERRED STOCKS
              AND SECURITIES ................   150,700,357
                                               ------------
             TOTAL PREFERRED STOCKS
              AND SECURITIES
              (Cost $182,673,432) ...........   184,160,454
                                               ------------
 COMMON STOCKS-- 0.4% (Cost $561,856)
    27,500   Wisconsin Energy Corporation ...       640,063*
                                               ------------
 PUT OPTION-- 0.4% (Cost $932,384)
     1,200   Put Options on U.S. Treasury:
               Bond September Futures,
               Expiring 8/25/01+ ............       839,063
                                               ------------

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
PORTFOLIO OF INVESTMENTS (CONTINUED)
MAY 31, 2001 (UNAUDITED)
------------------------------------

 PRINCIPAL                                          VALUE
  AMOUNT                                           (NOTE 1)
 ---------                                         --------

COMMERCIAL PAPER-- 0.4% (Cost $789,000)
$  789,000   General Electric Commercial Paper
               4.12% ........................  $    789,000
                                               ------------
TOTAL INVESTMENTS (Cost $184,956,672**) 96.1%   186,428,580
OTHER ASSETS AND LIABILITIES (Net) ..    3.9      7,624,935
                                       -----    -----------
NET ASSETS ..........................  100.0%  $194,053,515
                                       =====   ============
----------------------
  * Securities eligible for the Dividends Received Deduction.
 ** Aggregate cost of securities held.
*** Securities exempt from registration under Rule 144A of the Securities Act of
    1933.   These   securities  may  be  resold  in  transactions   exempt  from
    registration to qualified institutional buyers.
  + Non-income producing.

ABBREVIATIONS (Note 6):
QUIDS   --  Quarterly Income Debt Securities
QUIPS   --  Quarterly Income Preferred Securities
REIT    --  Real Estate Investment Trust
STOPS   --  Semi-Annual Trust Originated  Pass Through Securities
TIPS    --  Trust Issued Preferred Securities
TOPrS   --  Trust Originated Preferred Securities
CorTS   --  Corporate Backed Trust Securities

Capital Securities are considered debt instruments for financial statement purposes and the amounts shown in the Shares/$ Par column are dollar amounts of par value.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                             STATEMENT OF ASSETS AND LIABILITIES
                                                        MAY 31, 2001 (UNAUDITED)
                                             -----------------------------------


ASSETS:
   Investments, at value (Cost $184,956,672) (Note 1)
     See accompanying schedule .............................................                      $186,428,580
   Receivable for investments sold .........................................                         5,952,309
   Dividends and interest receivable .......................................                         1,878,162
   Prepaid expenses ........................................................                           133,047
                                                                                                  ------------
           Total Assets ....................................................                       194,392,098
LIABILITIES:
   Dividends payable to Common Shareholders ................................     $   160,561
   Investment advisory fee payable (Note 2) ................................          92,823
   Professional fees payable ...............................................          24,662
   Accrued expenses and other payables .....................................          60,537
                                                                                 -----------
           Total Liabilities ...............................................                           338,583
                                                                                                  ------------
NET ASSETS .................................................................                      $194,053,515
                                                                                                  ============
NET ASSETS CONSIST OF:
   Undistributed net investment income (Note 1) ............................                        $  216,241
   Accumulated net realized loss on investments sold (Note 1) ..............                        (7,150,965)
   Unrealized appreciation of investments (Note 3) .........................                         1,471,908
   Par value of Common Stock ...............................................                            98,520
   Paid-in capital in excess of par value of Common Stock ..................                       141,917,811
   Money Market Cumulative Preferred(TRADE MARK) Stock (Note 5) ............                        57,500,000
                                                                                                  ------------
           Total Net Assets ................................................                      $194,053,515
                                                                                                  ============

                                                                                 PER SHARE
                                                                                 ---------
NET ASSETS AVAILABLE TO:
   Money Market Cumulative Preferred(TRADE MARK) Stock (575 shares
     outstanding) redemption value .........................................     $100,000.00      $ 57,500,000
   Accumulated undeclared dividends on Money Market
     Cumulative Preferred(TRADE MARK) Stock (Note 9) .......................          509.11           292,736
                                                                                 -----------      ------------
                                                                                 $100,509.11        57,792,736
                                                                                 ===========
   Common Stock (9,852,037 shares outstanding) .............................          $13.83       136,260,779
                                                                                      ======      ------------

TOTAL NET ASSETS ...........................................................                      $194,053,515
                                                                                                  ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MAY 31, 2001 (UNAUDITED)
-------------------------------------------------


INVESTMENT INCOME:
     Dividends ..........................................................                 $ 4,713,528
     Interest ...........................................................                   2,346,085
                                                                                          -----------
          Total Investment Income .......................................                   7,059,613

EXPENSES:
     Investment advisory fee (Note 2) ...................................    $541,293
     Administration fee (Note 2) ........................................     114,951
     Money Market Cumulative Preferred(TRADE MARK) broker commissions and
        Auction Agent fees ..............................................      78,793
     Insurance premiums .................................................      50,526
     Legal and audit fees ...............................................      54,989
     Shareholder servicing agent fees and expenses (Note 2) .............      37,054
     Directors' fees and expenses (Note 2) ..............................      36,078
     Custodian fees and expenses (Note 2) ...............................      14,219
     Other ..............................................................      34,201
                                                                             --------
          Total Expenses ................................................                     962,104
                                                                                          -----------

NET INVESTMENT INCOME ...................................................                   6,097,509
                                                                                          -----------

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
   (Notes 1 and 3):
     Net realized loss on investments sold during the period ............                  (1,610,883)
     Change in net unrealized appreciation of investments
        during the period ...............................................                   5,951,700
                                                                                          -----------

NET REALIZED LOSSAND UNREALIZED GAIN ON INVESTMENTS .....................                   4,340,817
                                                                                          -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....................                 $10,438,326
                                                                                          ===========

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                              STATEMENT OF CHANGES IN NET ASSETS
                                              ----------------------------------


                                                                                  SIX MONTHS ENDED
                                                                                    MAY 31, 2001          YEAR ENDED
                                                                                     (UNAUDITED)       NOVEMBER 30, 2000
                                                                                  ----------------     -----------------

INCREASE / (DECREASE) IN NET ASSETS
OPERATIONS:
     Net investment income ..................................................        $  6,097,509         $ 12,986,217
     Net realized loss on investments sold during the period ................          (1,610,883)          (4,274,778)
     Change in net unrealized appreciation (depreciation)
        of investments during the period ....................................           5,951,700           (1,234,988)
                                                                                     ------------         ------------
     Net increase in net assets resulting from operations ...................          10,438,326            7,476,451

DISTRIBUTIONS:
     Dividends paid from net investment income to Money Market
        Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5) ........          (1,709,682)          (2,821,469)
     Distributions paid from net realized capital gains to Money
        Market Cumulative Preferred(TRADE MARK) Stock Shareholders (Note 5)                    --             (151,753)
     Dividends paid from net investment income to Common Stock
        Shareholders ........................................................          (4,841,811)         (10,268,842)
     Distributions paid from net realized capital gains to Common Stock
        Shareholders ........................................................                  --           (4,115,149)
                                                                                     ------------         ------------
     Total Distributions ....................................................          (6,551,493)         (17,357,213)
                                                                                     ------------         ------------

FUND SHARE TRANSACTIONS:
     Increase from Common Stock transactions ................................             184,149                   --
                                                                                     ------------         ------------

NET INCREASE(DECREASE) IN NET ASSETS FOR THE PERIOD .........................           4,070,982           (9,880,762)

NET ASSETS:
     Beginning of period ....................................................         189,982,533          199,863,295
                                                                                     ------------         ------------
     End of period (including undistributed net investment income of
        $216,241 and $670,224, respectively) ................................        $194,053,515         $189,982,533
                                                                                     ============         ============

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
FINANCIAL HIGHLIGHTS
FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD.
------------------------------------------------------
     Contained below is per share operating performance data, total investment returns, ratios to average net assets and other supplemental data. This information has been derived from information provided in the financial statements and market price data for the Fund's shares.

                                                          SIX MONTHS
                                                             ENDED                    YEAR ENDED NOVEMBER 30,
                                                         MAY 31, 2001   --------------------------------------------------------
                                                          (UNAUDITED)     2000          1999        1998       1997       1996
                                                         ------------   --------      --------    --------   --------   --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of year ....................   $  13.41      $  14.41      $  16.43    $  16.71   $  16.50   $  15.80
                                                          --------      --------      --------    --------   --------   --------
INVESTMENT OPERATIONS:
Net investment income. ................................       0.62          1.32          1.29        1.28       1.27       1.37
Net realized and unrealized gain/(loss) on investments        0.44         (0.56)        (1.35)       0.05       1.00       0.65
                                                          --------      --------      --------    --------   --------   --------
Total from investment operations ......................       1.06          0.76         (0.06)       1.33       2.27       2.02
                                                          --------      --------      --------    --------   --------   --------
DISTRIBUTIONS:
Dividends paid from net investment income to
  MMP* Shareholders ...................................      (0.17)        (0.29)        (0.20)      (0.17)     (0.22)     (0.15)
Distributions paid from net realized capital gains to
  MMP* Shareholders ...................................         --         (0.01)        (0.08)      (0.07)     (0.06)     (0.08)
Dividends paid from net investment income to Common Stock
  Shareholders. .......................................      (0.49)        (1.04)        (1.12)      (1.05)     (1.15)     (1.08)
Distributions paid from net realized capital gains to Common
  Stock Shareholders ..................................         --         (0.42)        (0.53)      (0.30)     (0.65)        --
Change in accumulated undeclared dividends on MMP* ....       0.02 +       (0.00)+       (0.03)+     (0.02)      0.02      (0.01)
                                                          --------      --------      --------    --------   --------   --------
Total distributions ...................................      (0.64)        (1.76)        (1.96)      (1.61)     (2.06)     (1.32)
                                                          --------      --------      --------    --------   --------   --------
Net asset value, end of period. .......................   $  13.83      $  13.41 +    $  14.41 +  $  16.43   $  16.71   $  16.50
                                                          ========      ========      ========    ========   ========   ========
Market value, end of period ...........................   $ 13.880      $ 12.125      $ 12.750    $ 15.938   $ 16.188   $ 15.500
                                                          ========      ========      ========    ========   ========   ========
Total investment return based on net asset value** ....      6.96%         4.55%       (1.81)%       6.91%     13.65%     12.78%
                                                          ========      ========      ========    ========   ========   ========
Total investment return based on market value** .......     18.67%         6.88%      (10.43)%       7.05%     17.20%     18.50%
                                                          ========      ========      ========    ========   ========   ========
RATIOS TO AVERAGE NET ASSETS AVAILABLE
  TO COMMON STOCK SHAREHOLDERS:
     Operating expenses ...............................       1.43%***      1.41%         1.37%       1.32%      1.34%      1.51%
     Net investment income**** ........................       6.98%***      7.58%         6.66%       6.13%      6.22%      7.22%

------------------------------------------------
SUPPLEMENTAL DATA:++
     Portfolio turnover rate ..........................         13%           66%           65%         87%        74%        98%
     Net assets, end of period (in 000's) .............   $194,054      $189,983      $199,863    $219,398   $221,990   $220,088
     Ratio of operating expenses to
        total average net assets ......................       1.00%***      0.98%         0.99%       0.97%      0.99%      1.10%

   *  Money Market Cumulative Preferred(TRADE MARK) Stock.
  ** Assumes reinvestment of distributions at the price obtained by the Fund's Dividend Reinvestment Plan.
 ***  Annualized.
****  The net  investment  income ratios  reflect   income  net  of  operating
      expenses  and  payments  to  MMP* Shareholders.
   + Includes effect of additional distribution available to MMP* Shareholders ($0.03 per Common Share in 2000 and $0.05 per Common Share in 1999).
      (See Note 5 to the Financial Statements.)
  ++  Information presented under heading Supplemental Data includes MMP*.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                                FINANCIAL HIGHLIGHTS (CONTINUED)
                                              ----------------------------------

      The table below sets out information with respect to Money Market Cumulative Preferred(TRADE MARK) Stock currently outstanding.

                                             INVOLUNTARY          AVERAGE
                                  ASSET      LIQUIDATING          MARKET
                 TOTAL SHARES   COVERAGE     PREFERENCE            VALUE
                  OUTSTANDING   PER SHARE   PER SHARE (1)   PER SHARE (1) & (2)
                 ------------   ---------   -------------   -------------------
05/31/01*             575        $337,484      $100,000           $100,000
11/30/00              575         330,404       100,000            100,000
11/30/99              575         347,588       100,000            100,000
11/30/98              575         381,562       100,000            100,000
11/30/97              575         386,070       100,000            100,000
11/30/96              575         382,762       100,000            100,000

-------------------------
(1) Excludes accumulated undeclared dividends.
(2) See Note 5.
*   Unaudited.

                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-----------------------------------------

1.   SIGNIFICANT ACCOUNTING POLICIES

     Preferred Income Fund Incorporated (the "Fund") is a diversified, closed-end management investment company organized as a Maryland corporation and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.

     PORTFOLIO  VALUATION:  The net asset  value of the Fund's  Common  Stock is determined by the Fund's administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund's net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund's net assets attributable to common shares is deemed to equal the value of the Fund's total assets less (i) the Fund's liabilities, (ii) the aggregate liquidation value of the outstanding Money Market Cumulative Preferred(TRADE MARK) Stock and (iii) accumulated and unpaid dividends on the outstanding Money Market Cumulative Preferred(TRADE
MARK) Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments in over-the-counter derivative instruments, such as interest rate swaps and options thereon (i.e., "swaptions") are valued at the prices obtained from the broker/dealer or bank that is the counterparty to such instrument, subject to comparison of such valuation with a valuation obtained from a broker/dealer or bank that is not a counterparty to the particular derivative instrument. Investments for which market quotations are not readily available or for which management determines that the prices are not reflective of current market conditions are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less, are valued at amortized cost.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded on the accrual basis.

     In November 2000, a revised AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to amortize premium and discount on bonds and notes. Upon initial adoption, the Fund will be required to adjust the cost of its bonds and notes by the cumulative amount of amortization that would have been recognized had amortization been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

Statement of Operations. The Fund has not at this time undertaken to quantify the impact, if any, resulting from the adoption of this principle on the financial statements.

     OPTION ACCOUNTING PRINCIPLES: Upon the purchase of an option by the Fund, the total purchase price paid is recorded as an investment. The market valuation is determined as set forth in the preceding portfolio valuation paragraph. When the Fund enters into a closing sale transaction, the Fund will record a gain or loss depending on the difference between the purchase and sale price. The risks associated with purchasing options and the maximum loss the Fund would incur are limited to the purchase price originally paid.

     REPURCHASE AGREEMENTS: The Fund may engage in repurchase agreement transactions. The Fund's Investment Adviser reviews and approves the eligibility of the banks and dealers with which the Fund may enter into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral through its custodian and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund expects to declare dividends on a monthly basis to shareholders of Common Stock. The shareholders of Money Market Cumulative Preferred(TRADE MARK) Stock are entitled to receive cumulative cash dividends as declared by the Fund's Board of Directors. Distributions to shareholders are recorded on the ex-dividend date. Any net realized short-term capital gains will be distributed to shareholders at least annually. Any net realized long-term capital gains may be distributed to shareholders at least annually or may be retained by the Fund as determined by the Fund's Board of Directors. Capital gains retained by the Fund are subject to tax at the corporate tax rate. Subject to the Fund qualifying as a regulated investment company, any taxes paid by the Fund on such net realized long-term gains may be used by the Fund's Shareholders as a credit against their own tax liabilities.

     FEDERAL INCOME TAXES: The Fund intends to continue to qualify as a regulated investment company by complying with the requirements under subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and intends to distribute substantially all of its taxable net investment income to its shareholders. Therefore, no Federal income tax provision is required.

     Income and capital gain distributions are determined and characterized in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to (1) differing treatments of income and gains on various investment securities held by the Fund, including timing differences, (2) the attribution of expenses against certain components of taxable investment income, and (3) federal regulations requiring proportional allocation of income and gains to all classes of Shareholders.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

     The Internal Revenue Code of 1986, as amended, imposes a 4% nondeductible excise tax on the Fund to the extent the Fund does not distribute by the end of any calendar year at least (1) 98% of the sum of its net investment income for that year and its capital gains (both long term and short term) for its fiscal year and (2) certain undistributed amounts from previous years.

     OTHER: The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. INVESTMENT ADVISORY FEE, DIRECTORS' FEES, ADMINISTRATION FEE AND TRANSFER AGENT FEE

     Flaherty & Crumrine Incorporated (the "Adviser") serves as the Fund's Investment Adviser. The Fund pays the Adviser a monthly fee at an annual rate of 0.625% of the value of the Fund's average monthly net assets up to $100 million and 0.50% of the value of the Fund's average monthly net assets in excess of $100 million.

     The Fund currently pays each Director who is not a director, officer or employee of the Adviser a fee of $9,000 per annum, plus $500 for each in-person meeting of the Board of Directors or any committee and $100 for each telephone meeting. In addition, the Fund will reimburse all Directors for travel and out-of-pocket expenses incurred in connection with such meetings.

     PFPC Inc., a member of the PNC Financial Services Group ("PNC Financial Services"), serves as the Fund's Administrator and Transfer Agent. As Administrator, PFPC Inc. calculates the net asset value of the Fund's shares and generally assists in all aspects of the Fund's administration and operation. As compensation for PFPC Inc.'s services as Administrator, the Fund pays PFPC Inc. a monthly fee at an annual rate of 0.12% of the Fund's average monthly net assets. PFPC Inc. also serves as the Fund's Common Stock servicing agent (transfer agent), dividend-paying agent and registrar and, as compensation for PFPC Inc.'s services as such, the Fund pays PFPC Inc. a fee at an annual rate of 0.02% of the Fund's average monthly net assets plus certain out-of-pocket expenses.

     PFPC Trust Company ("PFPC Trust") began serving as the Fund's Custodian on April 9, 2001. PFPC Trust is an indirect subsidiary of PNC Financial Services. As compensation for PFPC Trust's services as custodian, the Fund pays PFPC Trust a monthly fee at the annual rate of 0.01% of the Fund's average monthly net assets. Prior to April 9, 2001, Boston Safe Deposit and Trust Company ("Boston Safe"), a wholly-owned subsidiary of Mellon Bank Corporation, served as the Fund's Custodian.

     Bankers Trust Corporate & Agency Services, a wholly-owned subsidiary of Deutsche Bank, AG ("Auction Agent"), serves as the Fund's Money Market Cumulative Preferred(TRADE MARK) Stock transfer agent, registrar, dividend disbursing agent and redemption agent.

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

3.   PURCHASE AND SALES OF SECURITIES

     Cost of purchases and proceeds from sales of securities for the period ended May 31, 2001, excluding short-term investments, aggregated $25,029,557 and $32,447,311, respectively.

     At May 31, 2001, aggregate gross unrealized appreciation for all securities in which there is an excess of value over cost was $6,859,296 and aggregate gross unrealized depreciation for all securities in which there is an excess of cost over value was $5,387,388.

4.   COMMON STOCK

     At May 31, 2001, 240,000,000 shares of $0.01 par value Common Stock were authorized.

     Common Stock transactions were as follows:
                                                          SIX MONTHS ENDED
                                                               5/31/01
                                                        --------------------
                                                        SHARES        AMOUNT
                                                        ------        ------
Issued as reinvestment of dividends under the Dividend
   Reinvestment and Cash Purchase Plan ...............  13,466       $184,189
                                                        ======       ========

     There were no Common Stock transactions for the year ended November 30, 2000.

5.   MONEY MARKET CUMULATIVE PREFERRED(TRADE MARK) STOCK

     The Fund's Articles of Incorporation authorize the issuance of up to 10,000,000 shares of $0.01 par value preferred stock. The Money Market Cumulative Preferred(TRADE MARK) Stock is senior to the Common Stock and results in the financial leveraging of the Common Stock. Such leveraging tends to magnify both the risks and opportunities to Common Stock Shareholders. Dividends on shares of Money Market Cumulative Preferred(TRADE MARK) Stock are cumulative.

     The Fund is required to meet certain asset coverage tests with respect to the Money Market Cumulative Preferred(TRADE MARK) Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, Money Market Cumulative Preferred(TRADE
MARK) Stock at a redemption price of $100,000 per share plus an amount equal to the accumulated and unpaid dividends on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset requirements could restrict the Fund's ability to pay dividends to Common Stock Shareholders and could lead to sales of portfolio securities at inopportune times.

     If the Fund allocates any net gains or income ineligible for the Dividends Received Deduction to shares of the Money Market Cumulative Preferred(TRADE
MARK) Stock, the Fund is required to make additional distributions to Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders or to pay a higher dividend rate in amounts needed to provide a return, net of tax, equal to the return had such originally paid distributions been eligible for the Dividends Received Deduction. Prior to November 30, 1999, additional distributions

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
-----------------------------------------------------

were not reported as available to Money Market Cumulative Preferred(TRADE MARK) Stock until declared by the Board of Directors. The amount of additional distributions payable for any year may be highly uncertain and will not be known until after a fiscal year has been completed.

     An auction of the Money Market Cumulative Preferred(TRADE MARK) Stock is generally held every 49 days. Existing shareholders may submit an order to hold, bid or sell such shares at par value on each auction date. Money Market Cumulative Preferred(TRADE MARK) Stock Shareholders may also trade shares in the secondary market between auction dates.

     At May 31,  2001,  575 shares of Money  Market  Cumulative  Preferred(TRADE
MARK) Stock were outstanding at the annual rate of 3.22%. The dividend rate, as set by the auction process, is generally expected to vary with short-term interest rates. These rates may vary in a manner unrelated to the income received on the Fund's assets, which could have either a beneficial or detrimental impact on net investment income and gains available to Common Stock Shareholders. While the Fund expects to structure its portfolio holdings and hedging transactions to lessen such risks to Common Stock Shareholders, there can be no assurance that such results will be attained.

6.   PORTFOLIO INVESTMENTS, CONCENTRATION AND INVESTMENT QUALITY

     The Fund invests primarily in adjustable and fixed rate preferred stocks and similar hybrid, i.e., fully taxable, preferred securities. Under normal market conditions, the Fund invests at least 25% of its assets in securities issued by utilities and at least 25% of its assets in securities issued by companies in the banking industry. The Fund's portfolio may therefore be subject to greater risk and market fluctuation than a portfolio of securities representing a broader range of investment alternatives. The risks could adversely affect the ability and inclination of companies in these industries to declare and pay dividends or interest and the ability of holders of securities of such companies to realize any value from the assets of the issuer upon liquidation or bankruptcy. The Fund may invest up to 15% of its assets at the time of purchase in securities rated below investment grade, provided that no such investment may be rated below both "Ba" by Moody's Investors Service, Inc. and "BB" by Standard & Poor's or judged to be comparable in quality at the time of purchase; however, any such securities must be issued by an issuer having an outstanding class of senior debt rated investment grade. The Fund may invest up to 15% of its assets in common stock. Under normal conditions, the Fund may invest up to 35% of its assets in debt securities. Certain of its investments in hybrid, i.e., fully taxable, preferred securities, such as TOPrS, TIPS, QUIPS, MIPS, QUIDS, QUICS, QIB's, STOPS, CorTS, REIT, Capital Securities, and other similar or related investments, will be subject to the foregoing 35% limitation to the extent that, in the opinion of the Fund's Adviser, such investments are deemed to be debt-like in key characteristics.

7.   SPECIAL INVESTMENT TECHNIQUES

     The Fund may employ certain investment techniques in accordance with its fundamental investment policies. These may include the use of when-issued and delayed delivery transactions. Securities

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--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                           NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
                           -----------------------------------------------------

purchased or sold on a when-issued or delayed delivery basis may be settled within 45 days after the date of the transaction. Such transactions may expose the Fund to credit and market valuation risk greater than that associated with regular trade settlement procedures. The Fund may also enter into transactions, in accordance with its fundamental investment policies, involving any or all of the following: lending of portfolio securities, short sales of securities, futures contracts, interest rate swaps, options on futures contracts, options on securities and options on interest rate swaps, i.e., swaptions. As in the case of when-issued securities, the use of over-the-counter derivatives, such as interest rate swaps and swaptions, may expose the Fund to greater credit, operations, and market value risk than is the case with regulated, exchange traded futures and options. With the exception of purchasing securities on a when-issued or delayed delivery basis or lending portfolio securities, these transactions are used for hedging or other appropriate risk-management purposes or, under certain other circumstances, to increase income. As of May 31, 2001, the Fund owned put options on U.S. Treasury bond futures contracts. No assurance can be given that such transactions will achieve their desired purposes or will result in an overall reduction of risk to the Fund.

8.   SIGNIFICANT SHAREHOLDERS

     At May 31, 2001, the Commerce Group, Inc. owned approximately 30.1% of the Fund's outstanding Common Stock, according to a Schedule 13D filing dated December 1, 2000.

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED)
----------------------------------

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

     Under the Fund's Dividend Reinvestment and Cash Purchase Plan (the "Plan"), a shareholder whose Common Stock is registered in his own name will have all distributions reinvested automatically by PFPC Inc. as agent under the Plan, unless the shareholder elects to receive cash. Distributions with respect to shares registered in the name of a broker-dealer or other nominee (that is, in "street name") may be reinvested by the broker or nominee in additional shares under the Plan, but only if the service is provided by the broker or nominee, unless the shareholder elects to receive distributions in cash. A shareholder who holds Common Stock registered in the name of a broker or other nominee may not be able to transfer the Common Stock to another broker or nominee and continue to participate in the Plan. Investors who own Common Stock registered in street name should consult their broker or nominee for details regarding reinvestment.

     The number of shares of Common Stock distributed to participants in the Plan in lieu of a cash dividend is determined in the following manner. Whenever the market price per share of the Fund's Common Stock is equal to or exceeds the net asset value per share on the valuation date, participants in the Plan will be issued new shares valued at the higher of net asset value or 95% of the then current market value. Otherwise, PFPC Inc. will buy shares of the Fund's Common Stock in the open market, on the New York Stock Exchange or elsewhere, on or shortly after the payment date of the dividend or distribution and continuing until the ex-dividend date of the Fund's next distribution to holders of the Common Stock or until it has expended for such purchases all of the cash that would otherwise be payable to the participants. The number of purchased shares that will then be credited to the participants' accounts will be based on the average per share purchase price of the shares so purchased, including brokerage commissions. If PFPC Inc. commences purchases in the open market and the then current market price of the shares (plus any estimated brokerage commissions) subsequently exceeds their net asset value most recently determined before the completion of the purchases, PFPC Inc. will attempt to terminate purchases in the open market and cause the Fund to issue the remaining dividend or distribution in shares. In this case, the number of shares received by the participant will be based on the weighted average of prices paid for shares purchased in the open market and the price at which the Fund issues the remaining shares. These remaining shares will be issued by the Fund at the higher of net asset value or 95% of the then current market value.

     Plan participants are not subject to any charge for reinvesting dividends or capital gains distributions. Each Plan participant will, however, bear a proportionate share of brokerage commissions incurred with respect to PFPC Inc.'s open market purchases in connection with the reinvestment of dividends or capital gains distributions. For the six months ended May 31, 2001, $1,855 in brokerage commissions were incurred.

     The automatic reinvestment of dividends and capital gains distributions will not relieve Plan participants of any income tax that may be payable on the dividends or capital gains distributions. A participant in the Plan will be treated for Federal income tax purposes as having received, on the dividend

--------------------------------------------------------------------------------
                                              Preferred Income Fund Incorporated
                                  ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
                                  ----------------------------------------------

payment date, a dividend or distribution in an amount equal to the cash that the participant could have received instead of shares.

     In addition to acquiring shares of Common Stock through the reinvestment of cash dividends and distributions, a shareholder may invest any further amounts from $100 to $3,000 semi-annually at the then current market price in shares purchased through the Plan. Such semi-annual investments are subject to any brokerage commission charges incurred.

     A shareholder whose Common Stock is registered in his or her own name may terminate participation in the Plan at any time by notifying PFPC Inc. in writing, by completing the form on the back of the Plan account statement and forwarding it to PFPC Inc. or by calling PFPC Inc. directly. A termination will be effective immediately if notice is received by PFPC Inc. not less than 10 days before any dividend or distribution record date. Otherwise, the termination will be effective, and only with respect to any subsequent dividends or distributions, on the first day after the dividend or distribution has been credited to the participant's account in additional shares of the Fund. Upon termination and according to a participant's instructions, PFPC Inc. will either
(a) issue certificates for the whole shares credited to the shareholder's Plan account and a check representing any fractional shares or (b) sell the shares in the market. Shareholders who hold Common Stock registered in the name of a broker or other nominee should consult their broker or nominee to terminate participation.

     The  Plan  is  described  in  more  detail  in the  Fund's  Plan  brochure.
Information   concerning   the  Plan  may  be   obtained   from  PFPC  Inc.   at
1-800-331-1710.

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

--------------------------------------------------------------------------------
Preferred Income Fund Incorporated
ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)
----------------------------------------------

MEETING OF SHAREHOLDERS

     On April 27, 2001, the Fund held its Annual Meeting of Shareholders (the "Meeting") to (1) elect two Directors of the Fund ("Proposal 1") and (2) ratify the selection of PricewaterhouseCoopers LLP as independent accountants for the Fund for the fiscal year ending November 30, 2001 ("Proposal 2"). The results of each proposal are as follows:

PROPOSAL 1:     ELECTION OF DIRECTORS.

NAME                                               FOR            WITHHELD
----                                               ---            --------
Common Stock
   Robert T. Flaherty ......................     6,327,410         63,548
Preferred Stock
   Morgan Gust .............................           575             --

Martin Brody, Donald F. Crumrine, David Gale and Robert F. Wulf continue to serve in their capacities as Directors of the Fund.

PROPOSAL 2: RATIFY THE SELECTION OF PRICEWATERHOUSECOOPERS LLP AS INDEPENDENT AUDITORS.
                                           FOR          AGAINST        ABSTAINED
                                           ---          -------        ---------
Common Stock and Preferred Stock
   (voting together as a single class)
Voted ...............................    6,293,193       18,319           80,021

                                       25

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

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

DIRECTORS
   Martin Brody
   Donald F. Crumrine, CFA
   Robert T. Flaherty, CFA
   David Gale
   Morgan Gust
   Robert F. Wulf, CFA

OFFICERS
   Robert T. Flaherty, CFA
     Chairman of the Board
     and President
   Donald F. Crumrine, CFA
     Vice President
     and Secretary
   Robert M. Ettinger, CFA
     Vice President
   Peter C. Stimes, CFA
     Vice President
     and Treasurer

 INVESTMENT ADVISER
   Flaherty & Crumrine Incorporated
   e-mail: flaherty@fin-mail.com

QUESTIONS CONCERNING YOUR SHARES OF PREFERRED
   INCOME FUND?
   (BULLET) If your shares are held in a Brokerage Account, contact your Broker. (BULLET) If you have physical possession of your shares in certificate form, contact the Fund's Transfer Agent & Shareholder Servicing Agent --
               PFPC Inc.
               P.O. Box 1376
               Boston, MA  02104
               1-800-331-1710

THIS REPORT IS SENT TO SHAREHOLDERS OF PREFERRED INCOME FUND INCORPORATED FOR THEIR INFORMATION. IT IS NOT A PROSPECTUS, CIRCULAR OR REPRESENTATION INTENDED FOR USE IN THE PURCHASE OR SALE OF SHARES OF THE FUND OR OF ANY SECURITIES MENTIONED IN THIS REPORT.


                     [LOGO OMITTED - PREFERRED INCOME FUND]

                                   Semi-Annual
                                     Report

                                  May 31, 2001




                        web site: www.preferredincome.com